UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2002
                                                     ------------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polar Capital LLP
         ----------------------------
Address: 4 Matthew Parker Street
         ----------------------------
           London  SW1H 9NP
         ----------------------------
           England
         ----------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    Boura Tomlinson
         ----------------------------
Title:   Head of Legal and Compliance
         ----------------------------
Phone:   +44 (0) 20 7227 2758
         ----------------------------

Signature, Place, and Date of Signing:


/s/ Boura Tomlinson
-------------------
[Signature]

London, England
---------------
[City, State]

May 5, 2009
-----------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         0

--------------------------------------------------------------------------------



Form 13F Information Table Entry Total:


         64

--------------------------------------------------------------------------------




Form 13F Information Table Value Total:



$79,776 (thousands)

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------
Electronic Data
  Systems              COM          285661104        871          98000      shs            SOLE                    98000
First Data             COM          319963104       3039         171000      shs            SOLE                   171000
NDS Gp                 COM          628891103        288          40000      shs            SOLE                    40000
Applied Films          COM          038197109       1313         120000      shs            SOLE                   120000
Biogen NV              COM          090597105       1489          80000      shs            SOLE                    80000
Ciena                  COM          171779101        189         100000      shs            SOLE                   100000
Fargo Electronics      COM          30744P102        328          40000      shs            SOLE                    40000
Genesis Microchip      COM          37184C103        307          40000      shs            SOLE                    40000
Icos Vis Systems       COM          449295104        262          54000      shs            SOLE                    54000
Interwoven             COM          461142101        321         440000      shs            SOLE                   440000
JDS Uniphase           COM          46612j101        328         265000      shs            SOLE                   265000
Mercury Interactive    COM          589405109        172          10000      shs            SOLE                    10000
Netiq                  COM          64115P102        363          25000      shs            SOLE                    25000
Nuance Comms           COM          669967101        170         100000      shs            SOLE                   100000
Packeteer              COM          695210104        406         135300      shs            SOLE                   135300
Peoplesoft             COM          712713106       1180         150000      shs            SOLE                   150000
Peregrine Systems      COM          71361106           7         200000      shs            SOLE                   200000
Prof Staff             COM          74315R105        125         123782      shs            SOLE                   123782
Rational Software      COM          75409P202        324          75000      shs            SOLE                    75000
Tegal                  COM          879008100        419        1075000      shs            SOLE                  1075000
Veritas Software       COM          923436109        293         120000      shs            SOLE                   120000
Adobe Systems          COM          00724F101       1640         135000      shs            SOLE                   135000
Altera                 COM          021441100        434          50000      shs            SOLE                    50000
Amgen                  COM          031162100       2652         100000      shs            SOLE                   100000
Applied Mats           COM          038222105       1469         200000      shs            SOLE                   200000
Automatic Data
  Processing           COM          053015103       1813          82000      shs            SOLE                    82000
Bristol Myers Squibb   COM          110122108       1816         120000      shs            SOLE                   120000
Cisco Systems          COM          17275R102       2899         435000      shs            SOLE                   435000
Cognex                 COM          192422103        556         180000      shs            SOLE                   180000
Computer Assoc
  International          COM          12673P105       1007         165000      shs            SOLE                   165000
Cree                   COM          225447101        638          51000      shs            SOLE                    51000
Dell Inc               COM          24702R101       5382         360000      shs            SOLE                   360000
Electronic Arts        COM          285512109       5453         130000      shs            SOLE                   130000
EMC Mass               COM          268648102        472         162500      shs            SOLE                   162500
FEI                    COM          30241L109        578          40000      shs            SOLE                    40000
Intel                  COM          458140100       1426         161448      shs            SOLE                   161448
International
  Business Machines    COM          459200101       4264         115000      shs            SOLE                   115000
Jabil Circuit          COM          466313103        296         130000      shs            SOLE                   130000
Johnson & Johnson      COM          478160104       3714         108000      shs            SOLE                   108000
KLA Tencor             COM          482480100       1954         110000      shs            SOLE                   110000
Lantronix              COM          516548104        152         400000      shs            SOLE                   400000
Maxim Integ Products   COM          57772K101        495         110000      shs            SOLE                   110000
Medtronic              COM          585055106       5223         195000      shs            SOLE                   195000
Micron Tech            COM          595112103       2058         261650      shs            SOLE                   261650
Microsemi              COM          595137100        421          75000      shs            SOLE                    75000
Microsoft              COM          594918104       4172         150000      shs            SOLE                   150000
Omnivision Techs       COM          682128103        330          50000      shs            SOLE                    50000
Oracle                 COM          68389X105       1774         355000      shs            SOLE                   355000
Pfizer                 COM          717081103       3174         172000      shs            SOLE                   172000
Qualcomm               COM          747525103       1704          97000      shs            SOLE                    97000
Silicon Precn Inds     COM          827084864          8           4993      shs            SOLE                     4993
Southwall Tech         COM          844909101        293         125000      shs            SOLE                   125000
STMicroelectronics     COM          861012102        525          61000      shs            SOLE                    61000
Symantec               COM          871503108        504         135000      shs            SOLE                   135000
Tech Data              COM          878237106        528         100000      shs            SOLE                   100000
Teradyne               COM          880770102        855         140000      shs            SOLE                   140000
Texas Insts            COM          882508104       2442         260000      shs            SOLE                   260000
THQ Inc                COM          872443403        416          20000      shs            SOLE                    20000
Three-Five Systems     COM          88554L108        232          50000      shs            SOLE                    50000
Time Warner Inc        COM          887319101       1373         184600      shs            SOLE                   184600
Veeco Instruments      COM          922417100        432         200000      shs            SOLE                   200000
Xilinx                 COM          983919101       1574         156250      shs            SOLE                   156250
Zimmer Holdings        COM          98956P102         12            500      shs            SOLE                      500
Zygo                   COM          989855101        424         100000      shs            SOLE                   100000
